INCOME TAXES - Deductible Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 78,895	$ 46,663
Non capital loss carry‑forwards	57,054	25,953
Canada | Loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	57,054	25,953
Canada | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	21,841	20,710
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	30,399	0
Non capital loss carry‑forwards	0	0
United States | Loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	0	0
United States | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognized	$ 30,399	$ 0